Liability under insurance contracts and reinsurance contracts - Summary of measurement element in reinsurance contract assets (liabilities) for which the premium distribution (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	₩ 88,353
Beginning balance, Reinsurance contract liabilities	93,240
Reinsurance finance income and expense, Other comprehensive income	(2,073)	₩ (28,283)
Reinsurance finance income and expense	(99,439)	(516,097)	₩ 807,964
Other increase/decrease		351
Ending balance, Reinsurance contract assets	184,754	88,353
Ending balance, Reinsurance contract liabilities	98,063	93,240
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Change in contractual service margin adjustment estimate	0	0
Initial recognition effect of new contracts for the current period	27,640	15,691
Changes related to future services	67,934	(35,360)
Contractual service margin amortization	(923,714)	(914,643)
Risk-adjusted change	(119,568)	(101,902)
Experience adjustment	(49,668)	(105,149)
Changes related to current service	(1,092,950)	(1,121,694)
Adjustment of accident factors	28,182	11,468
Reinsurance finance income and expense	4,950,718	5,179,467
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	6,897,049	6,209,129
Cash flow for the period	(1,221,006)	(1,623,401)
Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	62,814	59,017
Beginning balance, Reinsurance contract liabilities	(93,162)	(62,770)
Beginning balance, Net reinsurance contract assets (liabilities)	(30,348)	(3,753)
Change in contractual service margin adjustment estimate	(7,615)	1,210
Initial recognition effect of new contracts for the current period	1,480	170
Changes related to future services	(6,135)	1,380
Contractual service margin amortization	191	(15,389)
Risk-adjusted change	(2,982)	(2,485)
Experience adjustment	34,048	16,943
Changes related to current service	31,257	(931)
Adjustment of accident factors	(29,334)	(32,100)
Reinsurance finance income and expense, Current profit or loss	62	(864)
Reinsurance finance income and expense, Other comprehensive income	(2,091)	(28,293)
Reinsurance finance income and expense	(2,029)	(29,157)
Cash flow for the period, Reinsurance premium paid	221,033	229,319
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	(33,580)	(43,405)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	(140,620)	(152,052)
Cash flow for the period	46,833	33,862
Other increase/decrease	(613)
Ending balance, Reinsurance contract assets	107,689	62,814	59,017
Ending balance, Reinsurance contract liabilities	(98,058)	(93,162)	(62,770)
Ending balance, Net reinsurance contract assets (liabilities)	9,631	(30,348)	(3,753)
Present value estimate of future cash flows [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Other increase/decrease		351
Present value estimate of future cash flows [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Change in contractual service margin adjustment estimate	685,902	350,007
Initial recognition effect of new contracts for the current period	(1,395,897)	(991,607)
Changes related to future services	(670,543)	(688,297)
Contractual service margin amortization	0	0
Risk-adjusted change	0	0
Experience adjustment	(49,668)	(105,141)
Changes related to current service	(49,668)	(105,141)
Adjustment of accident factors	44,341	21,880
Reinsurance finance income and expense	4,529,867	4,756,239
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	6,897,049	6,209,129
Cash flow for the period	(1,221,006)	(1,623,401)
Present value estimate of future cash flows [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	(26,683)	(52,365)
Beginning balance, Reinsurance contract liabilities	(182,136)	(168,825)
Beginning balance, Net reinsurance contract assets (liabilities)	(208,819)	(221,190)
Change in contractual service margin adjustment estimate	(186,989)	42,958
Initial recognition effect of new contracts for the current period	(46,121)	(10,008)
Changes related to future services	(233,110)	32,950
Contractual service margin amortization	0	0
Risk-adjusted change	0	0
Experience adjustment	34,048	16,943
Changes related to current service	34,048	16,943
Adjustment of accident factors	(27,816)	(31,062)
Reinsurance finance income and expense, Current profit or loss	(7,595)	(8,686)
Reinsurance finance income and expense, Other comprehensive income	(7,320)	(31,987)
Reinsurance finance income and expense	(14,915)	(40,673)
Cash flow for the period, Reinsurance premium paid	221,033	229,319
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	(33,580)	(43,405)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	(140,620)	(152,052)
Cash flow for the period	46,833	33,862
Other increase/decrease	(672)
Ending balance, Reinsurance contract assets	(81,178)	(26,683)	(52,365)
Ending balance, Reinsurance contract liabilities	(323,273)	(182,136)	(168,825)
Ending balance, Net reinsurance contract assets (liabilities)	(404,451)	(208,819)	(221,190)
Risk adjustment for non-financial risks [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Other increase/decrease		0
Risk adjustment for non-financial risks [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Change in contractual service margin adjustment estimate	90,882	(84,549)
Initial recognition effect of new contracts for the current period	157,279	105,353
Changes related to future services	248,543	16,608
Contractual service margin amortization	0	0
Risk-adjusted change	(119,568)	(101,902)
Experience adjustment	0	(8)
Changes related to current service	(119,568)	(101,910)
Adjustment of accident factors	(16,159)	(10,412)
Reinsurance finance income and expense	82,448	95,607
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Risk adjustment for non-financial risks [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	18,538	16,522
Beginning balance, Reinsurance contract liabilities	28,620	22,870
Beginning balance, Net reinsurance contract assets (liabilities)	47,158	39,392
Change in contractual service margin adjustment estimate	4,806	4,630
Initial recognition effect of new contracts for the current period	4,672	1,254
Changes related to future services	9,478	5,884
Contractual service margin amortization	0	0
Risk-adjusted change	(2,982)	(2,485)
Experience adjustment	0	0
Changes related to current service	(2,982)	(2,485)
Adjustment of accident factors	(1,518)	(1,038)
Reinsurance finance income and expense, Current profit or loss	1,758	1,711
Reinsurance finance income and expense, Other comprehensive income	5,229	3,694
Reinsurance finance income and expense	6,987	5,405
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increase/decrease	0
Ending balance, Reinsurance contract assets	19,688	18,538	16,522
Ending balance, Reinsurance contract liabilities	39,435	28,620	22,870
Ending balance, Net reinsurance contract assets (liabilities)	59,123	47,158	39,392
Fair value method [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Other increase/decrease		0
Fair value method [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Change in contractual service margin adjustment estimate	257,316	570,862
Initial recognition effect of new contracts for the current period	0	0
Changes related to future services	257,316	570,862
Contractual service margin amortization	(246,990)	(215,795)
Risk-adjusted change	0	0
Experience adjustment	0	0
Changes related to current service	(246,990)	(215,795)
Adjustment of accident factors	0	0
Reinsurance finance income and expense	83,110	76,583
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Fair value method [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	15,224	47,211
Beginning balance, Reinsurance contract liabilities	24,066	68,110
Beginning balance, Net reinsurance contract assets (liabilities)	39,290	115,321
Change in contractual service margin adjustment estimate	121,614	(71,099)
Initial recognition effect of new contracts for the current period	0	0
Changes related to future services	121,614	(71,099)
Contractual service margin amortization	11,035	(8,120)
Risk-adjusted change	0	0
Experience adjustment	0	0
Changes related to current service	11,035	(8,120)
Adjustment of accident factors	0	0
Reinsurance finance income and expense, Current profit or loss	1,699	3,188
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	1,699	3,188
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increase/decrease	0
Ending balance, Reinsurance contract assets	78,043	15,224	47,211
Ending balance, Reinsurance contract liabilities	95,595	24,066	68,110
Ending balance, Net reinsurance contract assets (liabilities)	173,638	39,290	115,321
Etc [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Other increase/decrease		0
Etc [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Change in contractual service margin adjustment estimate	(370,165)	(176,540)
Initial recognition effect of new contracts for the current period	1,266,258	901,945
Changes related to future services	896,553	725,247
Contractual service margin amortization	(242,944)	(162,449)
Risk-adjusted change	0	0
Experience adjustment	0	0
Changes related to current service	(242,944)	(162,449)
Adjustment of accident factors	0	0
Reinsurance finance income and expense	81,754	47,741
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Etc [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	55,735	47,649
Beginning balance, Reinsurance contract liabilities	36,288	15,075
Beginning balance, Net reinsurance contract assets (liabilities)	92,023	62,724
Change in contractual service margin adjustment estimate	52,954	24,721
Initial recognition effect of new contracts for the current period	42,929	8,924
Changes related to future services	95,883	33,645
Contractual service margin amortization	(10,844)	(7,269)
Risk-adjusted change	0	0
Experience adjustment	0	0
Changes related to current service	(10,844)	(7,269)
Adjustment of accident factors	0	0
Reinsurance finance income and expense, Current profit or loss	4,200	2,923
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	4,200	2,923
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increase/decrease	59
Ending balance, Reinsurance contract assets	91,136	55,735	47,649
Ending balance, Reinsurance contract liabilities	90,185	36,288	15,075
Ending balance, Net reinsurance contract assets (liabilities)	181,321	92,023	62,724
Sub-total [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Other increase/decrease		0
Sub-total [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Change in contractual service margin adjustment estimate	(776,784)	(265,458)
Initial recognition effect of new contracts for the current period	1,266,258	901,945
Changes related to future services	489,934	636,329
Contractual service margin amortization	(923,714)	(914,643)
Risk-adjusted change	0	0
Experience adjustment	0	0
Changes related to current service	(923,714)	(914,643)
Adjustment of accident factors	0	0
Reinsurance finance income and expense	338,403	327,621
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Sub-total [member] | Reinsurance Contract [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance, Reinsurance contract assets	70,959	94,860
Beginning balance, Reinsurance contract liabilities	60,354	83,185
Beginning balance, Net reinsurance contract assets (liabilities)	131,313	178,045
Change in contractual service margin adjustment estimate	174,568	(46,378)
Initial recognition effect of new contracts for the current period	42,929	8,924
Changes related to future services	217,497	(37,454)
Contractual service margin amortization	191	(15,389)
Risk-adjusted change	0	0
Experience adjustment	0	0
Changes related to current service	191	(15,389)
Adjustment of accident factors	0	0
Reinsurance finance income and expense, Current profit or loss	5,899	6,111
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	5,899	6,111
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increase/decrease	59
Ending balance, Reinsurance contract assets	169,179	70,959	94,860
Ending balance, Reinsurance contract liabilities	185,780	60,354	83,185
Ending balance, Net reinsurance contract assets (liabilities)	₩ 354,959	₩ 131,313	₩ 178,045